Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Accrued expenses (a)	$5,245	$3,003
Accrued payroll and employee benefits	5,736	2,021
Advances from customers (b)	524	670
Others	173	244
Total	$11,678	$5,938

(a)	Accrued expenses mainly represent accrued freight charges and other accrued expenses related to the business operation.

(b)	Advances from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period.